LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

15.LEASES

The Company leases buildings which it plans to use for corporate purposes and the production and sale of cannabis products. In accordance with ASC 842, the Company initially measures the ROU asset at cost, which is primarily comprised of the initial amount of the lease liability, plus initial direct costs and lease payments at or before the commencement date, less any lease incentives received. The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company utilizes its secured borrowing rate.

Measurement of the lease payments are comprised using 1) fixed lease payments less any incentives; 2) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; 3) the amount expected to be payable by the lessee under residual value guarantees; 4) the exercise of purchase options, if the lessee is reasonably certain to exercise the options; 5) payments of penalties for early termination of a lease unless the Company is reasonably certain not to terminate early. The incremental borrowing rate is determined using estimates which are based on the information available at commencement date and determines the present value of lease payments if the implicit rate is unavailable.

15.LEASES (Continued)

Most operating leases contain renewal options that provide for rent increases based on prevailing market conditions. The terms used to calculate the ROU assets for these properties include the renewal options that the Company is reasonably certain to exercise, not longer than the underlying asset life. Both ROU assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants. The Company has elected not to recognize ROU assets and lease liabilities for short-term leases (defined as leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise).

The below are the details of the lease cost and other disclosures regarding the Company’s leases for the years ended December 31, 2021 and 2020:

	2021	2020

Operating Lease Cost	$730,881	$919,519
Short-Term Lease Costs	669,003	344,980
Total Lease Expenses	$1,399,884	$1,264,499

	2021	2020
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Operating Leases	$712,358	$842,717

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Operating Leases	$1,419,650	$1,182,942

Weighted-Average Remaining Lease Term (Years) - Operating Leases	8.00	5.00
Weighted-Average Discount Rate - Operating Leases	17.00%	17.00%

On September 14, 2021, the Company entered into an agreement to lease out a portion of its real property at approximately $500,000 per month for 36 months. However, lease payments to the Company are abated if certain contingencies are met by the lessee. Such contingencies are expected to be met, and as a result, no rental income was recognized by the Company.

Future minimum operating lease payments under non-cancelable operating leases as of December 31, 2021 are as follows:

December 31:	Third Parties	Related Parties	Total
2022	$374,197	$393,127	$767,324
2023	384,088	396,783	780,871
2024	384,088	393,597	777,685
2025	365,566	320,004	685,570
2026	310,000	320,004	630,004
Thereafter	1,320,833	560,007	1,880,840
Total Future Minimum Lease Payments	3,138,772	2,383,522	5,522,294
Less Imputed Interest	(1,479,098)	(908,562)	(2,387,660)
Total Amount Representing Present Value	1,659,674	1,474,960	3,134,634
Less Current Portion of Operating Lease Liabilities	(109,136)	(160,018)	(269,154)
Operating Lease Liabilities, Net of Current Portion	$1,550,538	$1,314,942	$2,865,480

The Company leases certain business facilities from related parties and third parties under non-cancellable operating lease agreements that specify minimum rentals. The operating leases require monthly payments ranging from $800 to $28,000 and expire through July 2031. Certain lease monthly payments may escalate up to 5.0% each year. In such cases, the variability in lease payments is included within the current and noncurrent operating lease liabilities.